Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 ManufacturingSite	Dec. 31, 2012	Dec. 31, 2011
Other Long-Term Liabilities (Textual) [Abstract]
Accruals for extended environmental-related activities	$ 86,647	$ 97,220	$ 89,266
Estimated costs of current investigation and remediation activities included in Other accruals	15,385	17,101	42,847
Amount by which unaccrued maximum of estimated range exceeds minimum accruals	87,074
Number of manufacturing sites accounting for the majority of the accrual for environmental-related activities	2
Accruals for environmental-related activities of sites accounting for the majority of the accrual for environmental-related activities	56,921
Percentage of accrual for environmental-related activities related to sites accounting for the majority of the accrual for environmental-related activities	55.90%
Amount by which unaccrued maximum of estimated range exceeds minimum	87,074
Amount of unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	$ 59,245
Percentage of aggregate unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	68.00%